UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22572

DESTRA MULTI-ALTERNATIVE FUND
(Exact name of registrant as specified in charter)

444 West Lake Street, Suite 1700	Chicago, IL 60606-0070
(Address of principal executive offices)	(Zip code)

Jane Hong Shissler, Esq.

Destra Capital Advisors LLC

444 West Lake Street, Suite 1700

Chicago, IL 60606-0070

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 843-6161

Date of fiscal year end: February 28

Date of reporting period: July 1, 2018 - June 30, 2019

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Registrant: Destra Multi-Alternative Fund	item 1, exhibit 1
Investment Company Act file number: 811-22572
Reporting Period: July 1, 2018 through June 30, 2019

Company Name	Primary Ticker Symbol	Security ID	Meeting Date	Meeting Type	Proposal Label	Proposal Long Text	Director Name	For/Against Recommended Vote	Recommended Vote	Voted	Vote	Sponsor
WHITEHORSE FINANCE, INC.	WHF	96524V106	01-Aug-2018	Annual	1a.	Election of Directors	John Bolduc	For	For	Y	For	Management
WHITEHORSE FINANCE, INC.	WHF	96524V106	01-Aug-2018	Annual	1b.	Election of Directors	Rick D. Puckett	For	For	Y	For	Management
WHITEHORSE FINANCE, INC.	WHF	96524V106	01-Aug-2018	Annual	2.	To ratify the selection of Crowe Horwath LLP as the Company’s independent registered public accounting firm for the fiscal year ending December 31, 2018.		For	For	Y	For	Management
WHITEHORSE FINANCE, INC.	WHF	96524V106	01-Aug-2018	Annual	3.	To approve of the Company immediately becoming subject to a minimum asset coverage ratio under the Small Business Credit Availability Act of at least 150%, permitting the Company to double its amount of debt incurrence earlier than the current effective date of May 3, 2019.		For	For	Y	For	Management
GARRISON CAPITAL INC.	GARS	366554103	14-Aug-18	Special	1.	Approval of application of the reduced asset coverage requirements in Section 61(a)(2) of the Investment Company Act of 1940, as amended, to the Company, which would permit the Company to double the maximum amount of leverage that it is permitted to incur by reducing the asset coverage requirement applicable to the Company from 200% to 150% (without giving effect to any exemptive relief with respect to SBIC debentures).		For	For	Y	For	Management
BLACKROCK MULTI SECTOR INCOME TRUST	BIT	09258A107	27-Aug-2018	Annual	1.	Election of Directors	Frank J. Fabozzi	For	For	Y	For	Management
BLACKROCK MULTI SECTOR INCOME TRUST	BIT	09258A107	27-Aug-2018	Annual	1.	Election of Directors	Robert Fairbairn	For	For	Y	For	Management
BLACKROCK MULTI SECTOR INCOME TRUST	BIT	09258A107	27-Aug-2018	Annual	1.	Election of Directors	Catherine A. Lynch	For	For	Y	For	Management
BLACKROCK MULTI SECTOR INCOME TRUST	BIT	09258A107	27-Aug-2018	Annual	1.	Election of Directors	Karen P. Robards	For	For	Y	For	Management
BLACKROCK DEBT STRATEGIES FD INC	DSU	09255R202	27-Aug-2018	Annual	1.	Election of Directors	Robert Fairbairn	For	For	Y	For	Management
BLACKROCK DEBT STRATEGIES FD INC	DSU	09255R202	27-Aug-2018	Annual	1.	Election of Directors	R. Glenn Hubbard	Against	For	Y	Withhold	Management
BLACKROCK DEBT STRATEGIES FD INC	DSU	09255R202	27-Aug-2018	Annual	1.	Election of Directors	W. Carl Kester	Against	For	Y	Withhold	Management
BLACKROCK DEBT STRATEGIES FD INC	DSU	09255R202	27-Aug-2018	Annual	1.	Election of Directors	John M. Perlowski	Against	For	Y	Withhold	Management
BLACKROCK DEBT STRATEGIES FD INC	DSU	09255R202	27-Aug-2018	Annual	1.	Election of Directors	Karen P. Robards	Against	For	Y	Withhold	Management
TPG SPECIALTY LENDING, INC.	TSLX	87265K102	08-Oct-2018	Special	1.	To approve the application to the Company of a minimum asset coverage ratio of 150%, pursuant to Section 61 (a)(2) of the Investment Company Act of 1940, as amended, to become effective the date after the Special Meeting, which would permit the Company to double the maximum amount of leverage that it is permitted to incur.		For	For	Y	For	Management
ALIBABA GROUP HOLDING LIMITED	BABA	01609W102	31-Oct-2018	Annual	1a.	Election of Directors	Joseph C. Tsai	Against	For	Y	Against	Management
ALIBABA GROUP HOLDING LIMITED	BABA	01609W102	31-Oct-2018	Annual	1b.	Election of Directors	J. Michael Evans	For	For	Y	For	Management
ALIBABA GROUP HOLDING LIMITED	BABA	01609W102	31-Oct-2018	Annual	1c.	Election of Directors	Eric Xiandong Jing	For	For	Y	For	Management
ALIBABA GROUP HOLDING LIMITED	BABA	01609W102	31-Oct-2018	Annual	1d.	Election of Directors	Borje E. Ekholm	For	For	Y	For	Management
ALIBABA GROUP HOLDING LIMITED	BABA	01609W102	31-Oct-2018	Annual	2.	Ratify the appointment of PricewaterhouseCoopers as the independent registered public accounting firm of the Company.		For	For	Y	For	Management
FS KKR CAPITAL CORP.	FSIC	302635107	03-Dec-2018	Annual	1.	To approve the issuance of Shares pursuant to the Agreement and Plan of Merger, dated as of July 22, 2018 (the “Merger Agreement”), by and among FSIC, Corporate Capital Trust, Inc., IC Acquisition, Inc. and FS/KKR Advisor, LLC (“FS/KKR Advisor”).		For	For	Y	For	Management
FS KKR CAPITAL CORP.	FSIC	302635107	03-Dec-2018	Annual	2.	Election of Directors	Todd Builione	For	For	Y	For	Management
FS KKR CAPITAL CORP.	FSIC	302635107	03-Dec-2018	Annual	2.	Election of Directors	Richard Goldstein	For	For	Y	For	Management
FS KKR CAPITAL CORP.	FSIC	302635107	03-Dec-2018	Annual	2.	Election of Directors	Brian R. Ford	For	For	Y	For	Management
FS KKR CAPITAL CORP.	FSIC	302635107	03-Dec-2018	Annual	2.	Election of Directors	Barbara Adams	For	For	Y	For	Management
FS KKR CAPITAL CORP.	FSIC	302635107	03-Dec-2018	Annual	2.	Election of Directors	Jerel A. Hopkins	For	For	Y	For	Management
FS KKR CAPITAL CORP.	FSIC	302635107	03-Dec-2018	Annual	2.	Election of Directors	Frederick Arnold	For	For	Y	For	Management
FS KKR CAPITAL CORP.	FSIC	302635107	03-Dec-2018	Annual	2.	Election of Directors	James H. Kropp	For	For	Y	For	Management
FS KKR CAPITAL CORP.	FSIC	302635107	03-Dec-2018	Annual	3.	To authorize flexibility for FSIC, with the approval of FSIC’s Board of Directors, to offer and sell Shares during the 12 months following stockholder approval, at a price below the then-current net asset value per share, subject to certain limitations described in the joint proxy statement/prospectus.		For	For	Y	For	Management
FS KKR CAPITAL CORP.	FSIC	302635107	03-Dec-2018	Annual	4.	To approve a new investment advisory agreement, by and between FSIC and FS/KKR Advisor, pursuant to which FSIC’s current investment advisor, FS/KKR Advisor, will continue to act as investment adviser to FSIC.		For	For	Y	For	Management
HERCULES CAPITAL INC	HTGC	427096508	06-Dec-2018	Special	1.	To approve the application of the reduced asset coverage requirements in Section 61(a)(2) of the Investment Company Act of 1940, as amended, to the Company, which would permit the Company to double the maximum amount of leverage that it is currently permitted to incur by reducing the asset coverage requirements applicable to the Company from 200% to 150% to become effective the day after the Special Meeting (without giving effect to any exemptive relief with respect to Small Business Administration debentures).		For	For	Y	For	Management
PENNANTPARK FLOATING RATE CAPITAL LTD.	PFLT	70806A106	05-Feb-2019	Annual	1.	Election of Directors	Adam K. Bernstein	For	For	Y	For	Management
PENNANTPARK FLOATING RATE CAPITAL LTD.	PFLT	70806A106	05-Feb-2019	Annual	1.	Election of Directors	Jeffrey Flug	For	For	Y	For	Management
PENNANTPARK FLOATING RATE CAPITAL LTD.	PFLT	70806A106	05-Feb-2019	Annual	2.	To ratify the selection of RSM US LLP to serve as the Company’s independent registered public accounting firm for the fiscal year ending September 30, 2019.		For	For	Y	For	Management
GOLUB CAPITAL BDC, INC.	GBDC	38173M102	05-Feb-2019	Annual	1a.	Election of Directors	Lawrence E. Golub	For	For	Y	For	Management
GOLUB CAPITAL BDC, INC.	GBDC	38173M102	05-Feb-2019	Annual	1b.	Election of Directors	William M. Webster IV	For	For	Y	For	Management
GOLUB CAPITAL BDC, INC.	GBDC	38173M102	05-Feb-2019	Annual	2.	To ratify the selection of Ernst & Young LLP to serve as the Company’s independent registered public accounting firm for the fiscal year ending September 30, 2019.		For	For	Y	For	Management
GOLUB CAPITAL BDC, INC.	GBDC	38173M102	05-Feb-2019	Annual	3.	To approve the Company becoming subject to the minimum asset coverage ratio under the Small Business Credit Availability Act of at least 150%, which would permit the Company to double the maximum amount of leverage that it is currently permitted to incur.		For	For	Y	For	Management
JOHN HANCOCK PREMIUM DIVIDEND FUND	PDT	41013T105	07-Feb-2019	Annual	1.	Election of Directors	Andrew G. Arnott	For	For	Y	For	Management
JOHN HANCOCK PREMIUM DIVIDEND FUND	PDT	41013T105	07-Feb-2019	Annual	1.	Election of Directors	Marianne Harrison	For	For	Y	For	Management
JOHN HANCOCK PREMIUM DIVIDEND FUND	PDT	41013T105	07-Feb-2019	Annual	1.	Election of Directors	Deborah C. Jackson	For	For	Y	For	Management
JOHN HANCOCK PREMIUM DIVIDEND FUND	PDT	41013T105	07-Feb-2019	Annual	1.	Election of Directors	James M. Oates	For	For	Y	For	Management
JOHN HANCOCK PREMIUM DIVIDEND FUND	PDT	41013T105	07-Feb-2019	Annual	1.	Election of Directors	Steven R. Pruchansky	For	For	Y	For	Management
DOUBLELINE INCOME SOLUTIONS FUND	DSL	258622109	22-Feb-2019	Annual	1a.	Election of Class III Trustee: Joseph Ciprari	Joseph Ciprari	For	For	Y	For	Management
NEW MOUNTAIN FINANCE CORPORATION	NMFC	647551100	29-Mar-2019	Annual	1.	Election of Directors	Robert A. Hamwee	For	For	Y	For	Management
NEW MOUNTAIN FINANCE CORPORATION	NMFC	647551100	29-Mar-2019	Annual	1.	Election of Directors	Alfred F. Hurley, Jr.	For	For	Y	For	Management
NEW MOUNTAIN FINANCE CORPORATION	NMFC	647551100	29-Mar-2019	Annual	2.	To ratify the appointment of Deloitte & Touche LLP to serve as New Mountain Finance Corporation’s independent registered public accounting firm for the fiscal year ending December 31, 2019.		For	For	Y	For	Management
NEW MOUNTAIN FINANCE CORPORATION	NMFC	647551100	29-Mar-2019	Annual	3.	To amend the Amended and Restated Certificate of Incorporation of New Mountain Finance Corporation to increase the number of authorized shares of common stock.		For	For	Y	For	Management
FIRST TRUST	FEN	33738G104	08-Apr-2019	Annual	1.	Election of Directors	JAMES A. BOWEN	For	For	Y	For	Management
FIRST TRUST	FEN	33738G104	08-Apr-2019	Annual	1.	Election of Directors	NIEL B. NIELSON	For	For	Y	For	Management
WESTERN ASSET EMERGING MKTS DEBT FD INC.	EMD	95766A101	12-Apr-2019	Annual	1.	Election of Directors	Nisha Kumar	For	For	Y	For	Management
WESTERN ASSET EMERGING MKTS DEBT FD INC.	EMD	95766A101	12-Apr-2019	Annual	1.	Election of Directors	William R. Hutchinson	For	For	Y	For	Management
WESTERN ASSET EMERGING MKTS DEBT FD INC.	EMD	95766A101	12-Apr-2019	Annual	1.	Election of Directors	Jane Trust	For	For	Y	For	Management
BLACKSTONE FUNDS	BGX	09257D102	17-Apr-2019	Annual	2.	Election of Directors	Daniel H. Smith, Jr.	For	For	Y	For	Management
FLAHERTY & CRUMRINE	DFP	33848W106	23-Apr-2019	Annual	1.	Election of Directors	R. Eric Chadwick	For	For	Y	For	Management
FLAHERTY & CRUMRINE	DFP	33848W106	23-Apr-2019	Annual	1.	Election of Directors	Morgan Gust	For	For	Y	For	Management
TRIPLEPOINT VENTURE GROWTH BDC CORP.	TPVG	89677Y100	26-Apr-2019	Annual	1.	Election of Directors	Gilbert E. Ahye	For	For	Y	For	Management
TRIPLEPOINT VENTURE GROWTH BDC CORP.	TPVG	89677Y100	26-Apr-2019	Annual	1.	Election of Directors	Steven P. Bird	For	For	Y	For	Management
TRIPLEPOINT VENTURE GROWTH BDC CORP.	TPVG	89677Y100	26-Apr-2019	Annual	2.	To ratify the selection of Deloitte & Touche LLP to serve as the Company’s independent registered public accounting firm for the fiscal year ending December 31, 2019.		For	For	Y	For	Management
CYRUSONE INC.	CONE	23283R100	29-Apr-2019	Annual	1.	Election of Directors	David H. Ferdman	For	For	Y	For	Management
CYRUSONE INC.	CONE	23283R100	29-Apr-2019	Annual	1.	Election of Directors	John W. Gamble, Jr.	For	For	Y	For	Management
CYRUSONE INC.	CONE	23283R100	29-Apr-2019	Annual	1.	Election of Directors	Michael A. Klayko	For	For	Y	For	Management
CYRUSONE INC.	CONE	23283R100	29-Apr-2019	Annual	1.	Election of Directors	T. Tod Nielsen	For	For	Y	For	Management
CYRUSONE INC.	CONE	23283R100	29-Apr-2019	Annual	1.	Election of Directors	Alex Shumate	For	For	Y	For	Management
CYRUSONE INC.	CONE	23283R100	29-Apr-2019	Annual	1.	Election of Directors	William E. Sullivan	For	For	Y	For	Management
CYRUSONE INC.	CONE	23283R100	29-Apr-2019	Annual	1.	Election of Directors	Lynn A. Wentworth	For	For	Y	For	Management
CYRUSONE INC.	CONE	23283R100	29-Apr-2019	Annual	1.	Election of Directors	Gary J. Wojtaszek	For	For	Y	For	Management
CYRUSONE INC.	CONE	23283R100	29-Apr-2019	Annual	2.	Advisory vote to approve the compensation of the Company’s named executive officers.		Against	For	Y	Against	Management
CYRUSONE INC.	CONE	23283R100	29-Apr-2019	Annual	3.	Ratification of the appointment of Deloitte & Touche LLP as the Company’s independent registered public accounting firm for the year ending December 31, 2019.		For	For	Y	For	Management
GARRISON CAPITAL INC.	GARS	366554103	01-May-2019	Annual	1A.	Election of Directors	Joseph Tansey	For	For	Y	For	Management
GARRISON CAPITAL INC.	GARS	366554103	01-May-2019	Annual	1B.	Election of Directors	Cecil Martin	For	For	Y	For	Management
GARRISON CAPITAL INC.	GARS	366554103	01-May-2019	Annual	2.	Ratification of selection of RSM US LLP to serve as independent registered public accounting firm for fiscal year ending December 31, 2019.		For	For	Y	For	Management
AMERICAN CAMPUS COMMUNITIES, INC.	ACC	024835100	01-May-2019	Annual	1a.	Election of Directors	William C. Bayless, Jr.	For	For	Y	For	Management
AMERICAN CAMPUS COMMUNITIES, INC.	ACC	024835100	01-May-2019	Annual	1b.	Election of Directors	G. Steven Dawson	For	For	Y	For	Management
AMERICAN CAMPUS COMMUNITIES, INC.	ACC	024835100	01-May-2019	Annual	1c.	Election of Directors	Cydney C. Donnell	For	For	Y	For	Management
AMERICAN CAMPUS COMMUNITIES, INC.	ACC	024835100	01-May-2019	Annual	1d.	Election of Directors	Mary C. Egan	For	For	Y	For	Management
AMERICAN CAMPUS COMMUNITIES, INC.	ACC	024835100	01-May-2019	Annual	1e.	Election of Directors	Edward Lowenthal	For	For	Y	For	Management
AMERICAN CAMPUS COMMUNITIES, INC.	ACC	024835100	01-May-2019	Annual	1f.	Election of Directors	Oliver Luck	For	For	Y	For	Management
AMERICAN CAMPUS COMMUNITIES, INC.	ACC	024835100	01-May-2019	Annual	1g.	Election of Directors	C. Patrick Oles, Jr.	For	For	Y	For	Management
AMERICAN CAMPUS COMMUNITIES, INC.	ACC	024835100	01-May-2019	Annual	1h.	Election of Directors	John T. Rippel	For	For	Y	For	Management
AMERICAN CAMPUS COMMUNITIES, INC.	ACC	024835100	01-May-2019	Annual	2.	Ratification of Ernst & Young as our independent auditors for 2019		For	For	Y	For	Management
AMERICAN CAMPUS COMMUNITIES, INC.	ACC	024835100	01-May-2019	Annual	3.	To provide a non-binding advisory vote approving the Company’s executive compensation program		For	For	Y	For	Management
COLONY CREDIT REAL ESTATE, INC.	CLNC	19625T101	02-May-2019	Annual	1.1	Election of Directors	Richard B. Saltzman	For	For	Y	For	Management
COLONY CREDIT REAL ESTATE, INC.	CLNC	19625T101	02-May-2019	Annual	1.2	Election of Directors	Catherine D. Rice	For	For	Y	For	Management
COLONY CREDIT REAL ESTATE, INC.	CLNC	19625T101	02-May-2019	Annual	1.3	Election of Directors	Vernon B. Schwartz	For	For	Y	For	Management
COLONY CREDIT REAL ESTATE, INC.	CLNC	19625T101	02-May-2019	Annual	1.4	Election of Directors	John E. Westerfield	For	For	Y	For	Management
COLONY CREDIT REAL ESTATE, INC.	CLNC	19625T101	02-May-2019	Annual	1.5	Election of Directors	Winston W. Wilson	For	For	Y	For	Management
COLONY CREDIT REAL ESTATE, INC.	CLNC	19625T101	02-May-2019	Annual	1.6	Election of Directors	Darren J. Tangen	Against	For	Y	Against	Management
COLONY CREDIT REAL ESTATE, INC.	CLNC	19625T101	02-May-2019	Annual	1.7	Election of Directors	Kevin P. Traenkle	For	For	Y	For	Management
COLONY CREDIT REAL ESTATE, INC.	CLNC	19625T101	02-May-2019	Annual	2.	To recommend the frequency of future stockholder votes on “Say on Pay” proposals.		For	One Year	Y	One Year	Management
COLONY CREDIT REAL ESTATE, INC.	CLNC	19625T101	02-May-2019	Annual	3.	Ratification of the appointment of Ernst & Young LLP as independent public auditor for the fiscal year ending December 31, 2019.		For	For	Y	For	Management
BLACKROCK CAPITAL INVESTMENT CORPORATION	BKCC	092533108	03-May-2019	Annual	1.	Election of Directors	Mark S. Lies	For	For	Y	For	Management
BLACKROCK CAPITAL INVESTMENT CORPORATION	BKCC	092533108	03-May-2019	Annual	1.	Election of Directors	Maureen K. Usifer	For	For	Y	For	Management
BLACKROCK CAPITAL INVESTMENT CORPORATION	BKCC	092533108	03-May-2019	Annual	1.	Election of Directors	James E. Keenan	For	For	Y	For	Management
BLACKROCK CAPITAL INVESTMENT CORPORATION	BKCC	092533108	03-May-2019	Annual	2.	To ratify the selection of Deloitte & Touche LLP to serve as the Company’s independent registered public accounting firm for the year ending December 31, 2019		For	For	Y	For	Management
THE GEO GROUP, INC.	GEO	36162J106	07-May-2019	Annual	1.	Election of Directors	Anne N. Foreman	For	For	Y	For	Management
THE GEO GROUP, INC.	GEO	36162J106	07-May-2019	Annual	1.	Election of Directors	Richard H. Glanton	For	For	Y	For	Management
THE GEO GROUP, INC.	GEO	36162J106	07-May-2019	Annual	1.	Election of Directors	Scott M. Kernan	For	For	Y	For	Management
THE GEO GROUP, INC.	GEO	36162J106	07-May-2019	Annual	1.	Election of Directors	Guido Van Hauwermeiren	For	For	Y	For	Management
THE GEO GROUP, INC.	GEO	36162J106	07-May-2019	Annual	1.	Election of Directors	Christopher C. Wheeler	Against	For	Y	Withhold	Management
THE GEO GROUP, INC.	GEO	36162J106	07-May-2019	Annual	1.	Election of Directors	Julie Myers Wood	Against	For	Y	Withhold	Management
THE GEO GROUP, INC.	GEO	36162J106	07-May-2019	Annual	1.	Election of Directors	George C. Zoley	For	For	Y	For	Management
THE GEO GROUP, INC.	GEO	36162J106	07-May-2019	Annual	2.	To ratify the appointment of Grant Thornton LLP as the Company’s independent registered public accountants for the 2019 fiscal year.		For	For	Y	For	Management
THE GEO GROUP, INC.	GEO	36162J106	07-May-2019	Annual	3.	To hold an advisory vote to approve named executive officer compensation.		For	For	Y	For	Management
THE GEO GROUP, INC.	GEO	36162J106	07-May-2019	Annual	4.	To vote on a shareholder proposal regarding an annual Human Rights Report, if properly presented before the meeting.		For	For	Y	For	Management
BLACKROCK CAPITAL INVESTMENT CORPORATION	BKCC	092533108	08-May-2019	Special	1.	To Approve a proposal to authorize flexibility for the Company, with approval of its Board of Directors, to sell or otherwise issue shares of its common stock (during the next 12 months) at a price below the Company’s then current net asset value per share in one or more offerings, subject to certain limitations set forth in the proxy statement for the Special Meeting.		For	For	Y	For	Management
GRANITE POINT MORTGAGE TRUST INC.	GPMT	38741L107	14-May-2019	Annual	1a.	Election of Directors	Tanuja M. Dehne	For	For	Y	For	Management
GRANITE POINT MORTGAGE TRUST INC.	GPMT	38741L107	14-May-2019	Annual	1b.	Election of Directors	Martin A. Kamarck	For	For	Y	For	Management
GRANITE POINT MORTGAGE TRUST INC.	GPMT	38741L107	14-May-2019	Annual	1c.	Election of Directors	Stephen G. Kasnet	For	For	Y	For	Management
GRANITE POINT MORTGAGE TRUST INC.	GPMT	38741L107	14-May-2019	Annual	1d.	Election of Directors	William Roth	Against	For	Y	Against	Management
GRANITE POINT MORTGAGE TRUST INC.	GPMT	38741L107	14-May-2019	Annual	1e.	Election of Directors	W. Reid Sanders	For	For	Y	For	Management
GRANITE POINT MORTGAGE TRUST INC.	GPMT	38741L107	14-May-2019	Annual	1f.	Election of Directors	Thomas E. Siering	For	For	Y	For	Management
GRANITE POINT MORTGAGE TRUST INC.	GPMT	38741L107	14-May-2019	Annual	1g.	Election of Directors	John A. Taylor	For	For	Y	For	Management
GRANITE POINT MORTGAGE TRUST INC.	GPMT	38741L107	14-May-2019	Annual	1h.	Election of Directors	Hope B. Woodhouse	For	For	Y	For	Management
GRANITE POINT MORTGAGE TRUST INC.	GPMT	38741L107	14-May-2019	Annual	2.	Advisory vote on the compensation of our executive officers.		For	For	Y	For	Management
GRANITE POINT MORTGAGE TRUST INC.	GPMT	38741L107	14-May-2019	Annual	3.	Ratification of the appointment of Ernst & Young LLP to serve as our independent registered public accounting firm for our fiscal year ending December 31, 2019.		For	For	Y	For	Management
CORECIVIC, INC.	CXW	21871N101	16-May-2019	Annual	1a.	Election of Directors	Donna M. Alvarado	For	For	Y	For	Management
CORECIVIC, INC.	CXW	21871N101	16-May-2019	Annual	1b.	Election of Directors	Robert J. Dennis	Against	For	Y	Against	Management
CORECIVIC, INC.	CXW	21871N101	16-May-2019	Annual	1c.	Election of Directors	Mark A. Emkes	For	For	Y	For	Management
CORECIVIC, INC.	CXW	21871N101	16-May-2019	Annual	1d.	Election of Directors	Damon T. Hininger	For	For	Y	For	Management
CORECIVIC, INC.	CXW	21871N101	16-May-2019	Annual	1e.	Election of Directors	Stacia A. Hylton	For	For	Y	For	Management
CORECIVIC, INC.	CXW	21871N101	16-May-2019	Annual	1f.	Election of Directors	Harley G. Lappin	For	For	Y	For	Management
CORECIVIC, INC.	CXW	21871N101	16-May-2019	Annual	1g.	Election of Directors	Anne L. Mariucci	For	For	Y	For	Management
CORECIVIC, INC.	CXW	21871N101	16-May-2019	Annual	1h.	Election of Directors	Thurgood Marshall, Jr.	For	For	Y	For	Management
CORECIVIC, INC.	CXW	21871N101	16-May-2019	Annual	1i.	Election of Directors	Devin I. Murphy	For	For	Y	For	Management
CORECIVIC, INC.	CXW	21871N101	16-May-2019	Annual	1j.	Election of Directors	Charles L. Overby	For	For	Y	For	Management
CORECIVIC, INC.	CXW	21871N101	16-May-2019	Annual	1k.	Election of Directors	John R. Prann, Jr.	For	For	Y	For	Management
CORECIVIC, INC.	CXW	21871N101	16-May-2019	Annual	2.	Non-Binding Ratification of the appointment by our Audit Committee of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2019.		For	For	Y	For	Management
CORECIVIC, INC.	CXW	21871N101	16-May-2019	Annual	3.	Advisory vote to approve the compensation of our Named Executive Officers.		For	For	Y	For	Management
TPG SPECIALTY LENDING, INC.	TSLX	87265K102	16-May-2019	Annual	1.	Election of Directors	Jennifer Gordon	For	For	Y	For	Management
TPG SPECIALTY LENDING, INC.	TSLX	87265K102	16-May-2019	Annual	1.	Election of Directors	John Ross	For	For	Y	For	Management
TPG SPECIALTY LENDING, INC.	TSLX	87265K102	16-May-2019	Annual	2.	To ratify the selection of KPMG LLP as the Company’s independent registered public accounting firm for the fiscal year ending December 31, 2019.		For	For	Y	For	Management
APOLLO SENIOR FLOATING RATE, INC.	AIF	037638103	21-May-2019	Annual	1.	Election of Directors	Glenn N. Marchak	For	For	Y	For	Management
APOLLO SENIOR FLOATING RATE, INC.	AIF	037638103	21-May-2019	Annual	1.	Election of Directors	Todd J. Slotkin	For	For	Y	For	Management
BROOKFIELD REAL ASSETS INCOME FUND	RA	112830104	23-May-2019	Annual	1.1	Election of Class III Director: Edward Kuczmarski (Independent Director)	Edward Kuczmarski (Independent Director)	For	For	Y	For	Management
BROOKFIELD REAL ASSETS INCOME FUND	RA	112830104	23-May-2019	Annual	1.2	Election of Class III Director: Stuart McFarland (Independent Director)	Stuart McFarland (Independent Director)	For	For	Y	For	Management
HERCULES CAPITAL INC	HTGC	427096508	30-May-2019	Annual	1.	Election of Directors	Joseph F. Hoffman	Against	For	Y	Withhold	Management
HERCULES CAPITAL INC	HTGC	427096508	30-May-2019	Annual	1.	Election of Directors	Doreen Woo Ho	For	For	Y	For	Management
HERCULES CAPITAL INC	HTGC	427096508	30-May-2019	Annual	2.	Approve, on an advisory basis, the compensation of the Company’s named executive officers.		Against	For	Y	Against	Management
HERCULES CAPITAL INC	HTGC	427096508	30-May-2019	Annual	3.	Ratify the selection of PricewaterhouseCoopers LLP to serve as our independent public accounting firm for the year ending December 31, 2019.		For	For	Y	For	Management
BUCKEYE PARTNERS, L.P.	BPL	118230101	04-Jun-2019	Annual	1.	Election of Directors	Oliver G. Richard, III	For	For	Y	For	Management
BUCKEYE PARTNERS, L.P.	BPL	118230101	04-Jun-2019	Annual	1.	Election of Directors	Clark C. Smith	For	For	Y	For	Management
BUCKEYE PARTNERS, L.P.	BPL	118230101	04-Jun-2019	Annual	1.	Election of Directors	Frank S. Sowinski	For	For	Y	For	Management
BUCKEYE PARTNERS, L.P.	BPL	118230101	04-Jun-2019	Annual	2.	The ratification of the selection of Deloitte & Touche LLP as Buckeye Partners, L.P.’s independent registered public accountants for 2019.		For	For	Y	For	Management
BUCKEYE PARTNERS, L.P.	BPL	118230101	04-Jun-2019	Annual	3.	The approval, in an advisory vote, of the compensation of Buckeye’s named executive officers as described in our proxy statement pursuant to Item 402 of Regulation S-K.		For	For	Y	For	Management
CEDAR FAIR, L.P.	FUN	150185106	05-Jun-2019	Annual	1.	Election of Directors	D. Scott Olivet	For	For	Y	For	Management
CEDAR FAIR, L.P.	FUN	150185106	05-Jun-2019	Annual	1.	Election of Directors	Carlos A. Ruisanchez	For	For	Y	For	Management
CEDAR FAIR, L.P.	FUN	150185106	05-Jun-2019	Annual	1.	Election of Directors	John M. Scott. III	For	For	Y	For	Management
CEDAR FAIR, L.P.	FUN	150185106	05-Jun-2019	Annual	2.	Confirm the appointment of Deloitte & Touche LLP as our independent registered public accounting firm.		For	For	Y	For	Management
CEDAR FAIR, L.P.	FUN	150185106	05-Jun-2019	Annual	3.	Approve, on an advisory basis, the compensation of our named executive officers.		For	For	Y	For	Management
ARES CAPITAL CORPORATION	ARCC	04010L103	10-Jun-2019	Annual	1a.	Election of Class III director of the Company to serve until the 2022 annual meeting of stockholders: R. Kipp deVeer	R. Kipp deVeer	For	For	Y	For	Management
ARES CAPITAL CORPORATION	ARCC	04010L103	10-Jun-2019	Annual	1b.	Election of Class III director of the Company to serve until the 2022 annual meeting of stockholders: Daniel G. Kelly, Jr.	Daniel G. Kelly, Jr.	For	For	Y	For	Management
ARES CAPITAL CORPORATION	ARCC	04010L103	10-Jun-2019	Annual	1c.	Election of Class III director of the Company to serve until the 2022 annual meeting of stockholders: Eric B. Siegel	Eric B. Siegel	For	For	Y	For	Management
ARES CAPITAL CORPORATION	ARCC	04010L103	10-Jun-2019	Annual	2.	To ratify the selection of KPMG LLP as the Company’s independent registered public accounting firm for the year ending December 31, 2019.	Company’s independent registered public accounting firm for the year ending December 31, 2019.	For	For	Y	For	Management
TPG SPECIALTY LENDING, INC.	TSLX	87265K102	14-Jun-2019	Special	1.	To approve a proposal to authorize the Company to sell or otherwise issue shares of its common stock at a price below its then-current net asset value per share in one or more offerings, in each case subject to the approval of its board of directors and subject to the conditions set forth in the accompanying proxy statement.		For	For	Y	For	Management
STEADFAST INCOME REIT, INC.		857STDFI9	8-Aug-18	Annual	1a.	Election of Directors	Rodney F. Emery	For	For	Y	For	Management
STEADFAST INCOME REIT, INC.		857STDFI9	9-Aug-18	Annual	1b.	Election of Directors	Ella S. Neyland	For	For	Y	For	Management
STEADFAST INCOME REIT, INC.		857STDFI9	10-Aug-18	Annual	1c.	Election of Directors	Scot B. Barker	For	For	Y	For	Management
STEADFAST INCOME REIT, INC.		857STDFI9	11-Aug-18	Annual	1d.	Election of Directors	Ned W. Brines	For	For	Y	For	Management
STEADFAST INCOME REIT, INC.		857STDFI9	12-Aug-18	Annual	1e.	Election of Directors	Don B. Saulic	For	For	Y	For	Management
STEADFAST INCOME REIT, INC.		857STDFI9	13-Aug-18	Annual	2.	Ratification of the appointment of Ernst & Young LLP to act as the Company’s independent registered public accounting firm for the fiscal year ending December 31, 2018		For	For	Y	For	Management
HEALTHCARE TRUST, INC		A039324	5/5/2019	Annual	1a.	Election of Directors	Edward G. Rendell	Against	For	Y	Against	Management
HEALTHCARE TRUST, INC		A039324	5/5/2019	Annual	1b.	Election of Directors	Elizabeth K. Tuppeny	Against	For	Y	Against	Management
HEALTHCARE TRUST, INC		A039324	5/5/2019	Annual	2.	Ratification of the appointment of PricewaterhouseCoopers LLP as the Company’s independent registered public accounting firm for the year ending December 31 2019	Company’s independent registered public accounting firm for the year ending December 31 2019	Against	For	Y	Withhold	Management

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DESTRA MULTI-ALTERNATIVE FUND

By (Signature and Title)*	/s/ Robert Watson
Robert Watson, President

Date: August 23, 2019

* Print the name and title of each signing officer under his or her signature.